AFS Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net		$ 215,533
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year		20,218
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years		19,841
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years		22,434
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years		153,040
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value	[1]	220,392	$ 263,459
Available-for-sale, fair value, remaining contractual maturity, due within one year		20,207
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years		20,074
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years		22,610
Available-for-sale, fair value, remaining contractual maturity, due after ten years		$ 157,501
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield		2.21%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year		0.19%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years		1.10%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years		1.72%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years		2.69%
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net		$ 21,954
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year		1,512
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years		14,272
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years		4,037
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years		2,133
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value		22,159	14,960
Available-for-sale, fair value, remaining contractual maturity, due within one year		1,512
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years		14,306
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years		4,042
Available-for-sale, fair value, remaining contractual maturity, due after ten years		$ 2,299
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield		0.47%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year		0.11%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years		0.33%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years		0.61%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years		1.44%
Non-U.S. government securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net		$ 16,816
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year		16,816
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years		0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years		0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years		0
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value		16,813	0
Available-for-sale, fair value, remaining contractual maturity, due within one year		16,813
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years		0
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years		0
Available-for-sale, fair value, remaining contractual maturity, due after ten years		$ 0
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield		(0.14%)
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year		(0.14%)
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years		0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years		0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years		0.00%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net		$ 19,263
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year		1,501
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years		2,373
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years		4,594
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years		10,795
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value		19,406	40,337
Available-for-sale, fair value, remaining contractual maturity, due within one year		1,494
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years		2,420
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years		4,630
Available-for-sale, fair value, remaining contractual maturity, due after ten years		$ 10,862
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield		2.09%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year		1.49%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years		1.64%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years		1.23%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years		2.65%
Federal agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net		$ 134,838
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year		8
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years		239
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years		3,312
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years		131,279
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value		139,070	162,453
Available-for-sale, fair value, remaining contractual maturity, due within one year		8
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years		247
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years		3,413
Available-for-sale, fair value, remaining contractual maturity, due after ten years		$ 135,402
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield		2.74%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year		2.36%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years		2.07%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years		2.12%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years		2.76%
Non-agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net		$ 3,745
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year		0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years		0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years		266
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years		3,479
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value		3,729	4,761
Available-for-sale, fair value, remaining contractual maturity, due within one year		0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years		0
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years		266
Available-for-sale, fair value, remaining contractual maturity, due after ten years		$ 3,463
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield		2.17%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year		0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years		0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years		1.90%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years		2.19%
Collateralized loan obligations [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net		$ 9,058
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year		0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years		195
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years		7,023
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years		1,840
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value		9,018	29,055
Available-for-sale, fair value, remaining contractual maturity, due within one year		0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years		194
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years		6,996
Available-for-sale, fair value, remaining contractual maturity, due after ten years		$ 1,828
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield		1.75%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year		0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years		2.44%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years		1.80%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years		1.51%
Other [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net		$ 9,859
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year		381
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years		2,762
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years		3,202
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years		3,514
Debt Securities, Available-for-sale, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale, fair value		10,197	$ 11,893
Available-for-sale, fair value, remaining contractual maturity, due within one year		380
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years		2,907
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years		3,263
Available-for-sale, fair value, remaining contractual maturity, due after ten years		$ 3,647
Debt Securities, Available-for-Sale, Weighted Average Yield, Maturity [Abstract]
Available-for-sale, weighted average yield		3.29%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year		3.89%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years		4.46%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years		3.22%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years		2.37%

[1]	Prior to our adoption of CECL on January 1, 2020, the allowance for credit losses (ACL) related to available-for-sale (AFS) and held-to-maturity (HTM) debt securities was not applicable. For additional information, see Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.